Parent Company Financial Information	12 Months Ended
Dec. 31, 2016
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Financial Information [Text Block]

Note 25 – Parent Company Financial Information

Following are condensed statements of the parent company:

Statements of Condition	December 31
(Dollars in thousands)	2016	2015
Assets:
Cash	$226,326	$138,139
Securities available-for-sale	2,035	2,061
Notes receivable	3,209	3,339
Allowance for loan losses	(925)	(925)
Investments in subsidiaries:
Bank	2,596,582	2,619,715
Non-bank	23,996	27,677
Other assets	189,360	184,570
Total assets	$3,040,583	$2,974,576
Liabilities and equity:
Accrued employee benefits and other liabilities	$141,729	$140,588
Term borrowings	489,201	489,833
Total liabilities	630,930	630,421
Total equity	2,409,653	2,344,155
Total liabilities and equity	$3,040,583	$2,974,576

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2015-03,"Simplifying the Presentation of Debt Issuance Costs." See Note 1 Summary of Significant Accounting Policies for additional information.

Statements of Income	Year Ended December 31
(Dollars in thousands)	2016	2015	2014
Dividend income:
Bank	$250,000	$325,000	$180,000
Non-bank	1,361	1,150	446
Total dividend income	251,361	326,150	180,446
Interest income	-	-	2
Other income/(loss)	(207)	5,884	6,265
Total income	251,154	332,034	186,713
Interest expense:
Short-term debt	-	6	9
Term borrowings	14,238	23,579	23,808
Total interest expense	14,238	23,585	23,817
Compensation, employee benefits and other expense	38,926	36,388	30,400
Total expense	53,164	59,973	54,217
Income/(loss) before income taxes	197,990	272,061	132,496
Income tax benefit	(22,981)	(21,757)	(20,599)
Income/(loss) before equity in undistributed net income of subsidiaries	220,971	293,818	153,095
Equity in undistributed net income/(loss) of subsidiaries:
Bank	9,508	(207,831)	68,836
Non-bank	(3,433)	(108)	588
Net income/(loss) attributable to the controlling interest	$227,046	$85,879	$222,519

Statements of Cash Flows	Year Ended December 31
(Dollars in thousands)	2016	2015	2014
Operating activities:
Net income/(loss)	$227,046	$85,879	$222,519
Less undistributed net income/(loss) of subsidiaries	6,075	(207,939)	69,424
Income/(loss) before undistributed net income of subsidiaries	220,971	293,818	153,095
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	53	(276)	(390)
(Gain)/loss on securities	148	259	(5,736)
Stock-based compensation expense	16,719	12,810	11,351
(Gain)/loss on extinguishment of debt	-	(5,793)	-
Net (increase)/decrease in interest receivable and other assets	(2,228)	(4,544)	(1,836)
Net (decrease)/increase in interest payable and other liabilities	(2,842)	(5,791)	1,505
Total adjustments	11,850	(3,335)	4,894
Net cash provided/(used) by operating activities	232,821	290,483	157,989
Investing activities:
Securities:
Sales and prepayments	275	1,371	4,693
Purchases	(400)	(740)	(40)
Premises and equipment:
Sales/(purchases)	(17)	14	(20)
Decrease/(increase) in interest-bearing cash	-	-	15,800
Return on investment in subsidiary	129	93	150
Investment in subsidiary	-	(9,372)	-
Cash paid for business combination, net	-	(18,251)	-
Net cash provided/(used) by investing activities	(13)	(26,885)	20,583
Financing activities:
Preferred stock:
Cash dividends	(6,200)	(6,200)	(6,200)
Common stock:
Exercise of stock options	22,479	7,219	1,864
Cash dividends	(63,504)	(53,947)	(47,366)
Repurchase of shares	(97,396)	(32,648)	(43,579)
Term borrowings:
Proceeds from issuance of term borrowings	-	495,555	-
Repayment of term borrowings	-	(700,000)	-
Increase/(decrease) in short-term borrowings	-	(3,000)	3,000
Net cash (used)/provided by financing activities	(144,621)	(293,021)	(92,281)
Net increase/(decrease) in cash and cash equivalents	88,187	(29,423)	86,291
Cash and cash equivalents at beginning of year	138,139	167,562	81,271
Cash and cash equivalents at end of year	$226,326	$138,139	$167,562
Total interest paid	$19,688	$24,345	$23,282
Income taxes received from subsidiaries	27,126	32,202	17,053
Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2015-03,"Simplifying the Presentation of Debt Issuance Costs." See Note 1- Summary of Significant Accounting Policies for additional information.